Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents-money market funds	$ 200	$ 227	$ 351
Currency forward contracts	8	4
Total	208	231
Liabilities
Interest rate swap agreements and other		4	15
Interest rate swap agreements	1
Fair Value Measures Using Level 1
Assets
Cash and cash equivalents-money market funds	200	227	351
Total	200	227
Fair Value Measures Using Level 2
Assets
Currency forward contracts	8	4
Total	8	4
Liabilities
Interest rate swap agreements and other		4	15
Interest rate swap agreements	$ 1